Items held at fair value and remeasurements	12 Months Ended
Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Equity [Abstract]
Items held at fair value and remeasurements

9. Items held at fair value and remeasurements

Included within gain/(loss) on items held at fair value and remeasurements are (in thousands):

	2019	2020	2021
Change on remeasurement of put and call option and contingent consideration liabilities	$43,247	$(288,853)	$384,122
Change in fair value of convertible note embedded derivatives	-	(2,354,720)	1,638,837
Change in fair value of acquisition related consideration	(21,526)	-	-
Fair value remeasurement of previously held equity interest	-	-	784
Gains/(losses) on items held at fair value and remeasurements	$21,721	$(2,643,573)	$2,023,743

Change on remeasurement of put and call option and contingent consideration liabilities

The change on remeasurement of put and call option and contingent consideration liabilities during the year ended December 31, 2021 includes a $156.1 million gain on the remeasurement of liabilities arising as a result of the partnership with the Chalhoub, and a $246.1 million gain on remeasurement of the put and call option resulting from the strategic agreement with Alibaba and Richemont and a $3.9 million loss on remeasurement of the put option relating to the shares that the Company does not own in Alanui.

In addition, during the year ended December 31, 2021, as a result of the acquisition of 60 percent of Palm Angels S.r.l. (“Palm Angels”) ordinary share capital, the Company entered into an option agreement over the 40 percent of the share capital that it does not own. As a result, the change on remeasurement of put and call option and contingent consideration liabilities during the year ended December 31, 2021 also includes a $11.3 million loss on the remeasurement of the put and call option over the 40 percent of the share capital in Palm Angels that New Guards does not own. There is also a $2.8 million loss on remeasurement of the contingent consideration relating to this transaction.

The change on remeasurement of put and call option and contingent consideration liabilities during the year ended December 31, 2020 includes a $287.9 million loss on the remeasurement of put and call option liabilities arising as a result of the partnership with Chalhoub and a $0.9 million loss on the remeasurement of put and call option liabilities arising as a result of the acquisition of CuriosityChina.

The change on remeasurement of put and call option and contingent consideration liabilities during the year ended December 31, 2019 includes a $44.8 million gain on the remeasurement of liabilities arising as a result of the partnership with Chalhoub and a $1.6 million loss on the remeasurement of put and call option liabilities arising as a result of the acquisition of CuriosityChina.

The valuation of the Chalhoub liability is based on the Monte Carlo simulation, in which the share price of Farfetch is the significant variable. The valuation of the put and call option liability relating to the strategic agreement with Alibaba and Richemont is calculated using the present value of future expected payments method, with the Farfetch share price as the significant variable. The valuations of the put and call option liability relating to Palm Angels and the contingent consideration liabilities are calculated using the present value of future expected payments method, with management's internal forecasts and the relevant weighted average cost of capital as the significant variables. For further information regarding the valuation of these instruments, refer to Note 28, Financial instruments and financial risk management.

Fair value remeasurement of previously held equity interest

The fair value remeasurement of previously held equity interest relates to New Guards step-acquisition of Alanui (see Note 5, Business combinations for further detail).

Change in fair value of convertible note embedded derivatives

The change in fair value of convertible note embedded derivatives during the year ended December 31, 2021 includes a $484.5 million gain on remeasurement of the embedded derivative on the $250.0 million convertible senior notes issued in February 2020 (“February 2020 Notes”), a $724.7 million gain on remeasurement of the embedded derivative on the $400.0 million convertible senior notes issued in April 2020 (“April 2020 Notes”) and a $429.6 million gain on remeasurement of the embedded derivative on the $600.0 million convertible senior notes issued in November 2020 to Alibaba and Richemont. The $484.5 million gain on remeasurement of the embedded derivative on the $250.0 million convertible note includes a $78.5 million gain on remeasurement relating to the early conversion of these notes. The valuations of derivatives relating to the February 2020 Notes and April 2020 Notes are based on the Black Scholes model. The valuation of the derivative related to the $600.0 million convertible senior notes issued in November 2020 is based on the Binomial model. In both the Black Scholes and Binomial models, the share price is the significant variable. The other assumptions in the Black Scholes and Binomial models are the risk-free rate and volatility.

The change in fair value of convertible note embedded derivatives during the year ended December 31, 2020 includes a $978.3 million loss on remeasurement of the embedded derivative on the $250.0 million convertible senior notes issued in February 2020 (“February 2020 Notes”), a $1,104.0 million loss on remeasurement of the embedded derivative on the $400.0 million convertible senior notes issued in April 2020 (“April 2020 Notes”) and a $272.4 million loss on remeasurement of the embedded derivative on the $600.0 million convertible senior notes issued in November 2020 to Alibaba and Richemont. The valuations of derivatives relating to the February 2020 Notes and April 2020 Notes are based on the Black Scholes model. The valuation of the derivative related to the $600.0 million convertible senior notes issued in November 2020 is based on the Binomial model. In both the Black Scholes and Binomial models, the share price is the significant variable. The other assumptions in the Black Scholes and Binomial models are the risk-free rate and volatility. For further information regarding the valuation of these instruments, refer to Note 28, Financial instruments and financial risk management.

On May 17, 2021, one of the private investors of the $250.0 million convertible senior notes issued in February 2020 converted $39.1 million of their total $125.0 million convertible notes. This equated to 31 percent of their overall convertible notes holding. This early conversion was settled in shares in line with the indenture agreement. As a result, the embedded derivative relating to the portion of notes that were converted was revalued to a fair value of $90.6 million on the conversion date and the gain on revaluation was recognized within Gain/(loss) on items held at fair value and remeasurements in the Consolidated statement of operations, this amounted to $41.7 million.

On August 6, 2021, the same private investor converted the remaining $85.9 million of their total $125.0 million convertible notes. This early conversion was settled in shares in line with the indenture agreement. As a result, the embedded derivative relating to the portion of notes that were converted was revalued to a fair value of $241.6 million on the conversion date and the gain on revaluation was recognized within Gain/(loss) on items held at fair value and remeasurements in the Consolidated statement of operations, this amounted to $30.1 million.

On October 1, 2021, the other private investor of the convertible senior notes issued in February 2020 converted $75.0 million of their total $125.0 million convertible notes. This equated to 60 percent of their overall convertible notes holding. This early conversion was settled in shares in line with the indenture agreement. As a result, the embedded derivative relating to the portion of notes that were converted was revalued to a fair value of $152.8 million on the conversion date and the gain on revaluation was recognized within Gain/(loss) on items held at fair value and remeasurements in the Consolidated statement of operations, this amounted to $6.7 million.

For further information regarding the valuation of these instruments, refer to Note 28, Financial instruments and financial risk management.